AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 95.6%
Japan – 0.8%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	487,641	$4,592,870

United States – 94.8%
U.S. Treasury Inflation Index 0.125%, 04/15/2021-07/15/2026 (TIPS)(a)	U.S.$	88,961	94,623,609
0.125%, 01/15/2022-01/15/2030 (TIPS)		33,829	35,740,409
0.125%, 07/15/2022 (TIPS)(b)		14,365	14,757,442
0.25%, 07/15/2029 (TIPS)		22,712	25,433,993
0.375%, 07/15/2023 (TIPS)(b)		17,609	18,489,284
0.375%, 07/15/2025 (TIPS)		25,167	27,286,234
0.375%, 07/15/2027 (TIPS)(a)		62,923	69,824,979
0.50%, 01/15/2028 (TIPS)(a)		26,765	29,964,273
0.625%, 07/15/2021 (TIPS)(b)		51,263	52,152,223
0.625%, 01/15/2024-01/15/2026 (TIPS)(a)		61,132	66,378,045
0.75%, 07/15/2028 (TIPS)(a)		42,325	48,752,980
0.875%, 01/15/2029 (TIPS)		1,768	2,061,178
1.75%, 01/15/2028 (TIPS)		10,587	12,883,033
2.00%, 01/15/2026 (TIPS)		12,548	14,786,807
2.375%, 01/15/2027 (TIPS)		3,786	4,676,378
2.50%, 01/15/2029 (TIPS)		11,030	14,436,005
3.875%, 04/15/2029 (TIPS)		3,190	4,600,601

			536,847,473

Total Inflation-Linked Securities (cost $500,788,002)			541,440,343

CORPORATES - INVESTMENT GRADE – 22.3%
Industrial – 13.4%
Basic – 1.0%
Alpek SAB de CV 4.25%, 09/18/2029(c)		232	236,712
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(c)		489	512,380
DuPont de Nemours, Inc. 4.205%, 11/15/2023		915	1,009,227
4.493%, 11/15/2025		915	1,067,476
Eastman Chemical Co. 3.80%, 03/15/2025		227	250,315
GUSAP III LP 4.25%, 01/21/2030(c)		1,000	1,015,139
Inversiones CMPC SA 4.375%, 04/04/2027(c)		845	917,353
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(c)		270	284,006

			5,292,608

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.5%
General Electric Co. 0.875%, 05/17/2025	EUR	1,165	$1,332,200
3.45%, 05/01/2027	U.S.$	894	940,148
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		180	187,841

			2,460,189

Communications - Media – 0.9%
Cox Communications, Inc. 2.95%, 06/30/2023(c)		163	172,478
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030		580	702,490
Prosus NV 4.027%, 08/03/2050(c)		487	509,275
Tencent Holdings Ltd. 1.81%, 01/26/2026(c)		874	892,573
3.24%, 06/03/2050(c)		655	726,893
Time Warner Cable LLC 4.50%, 09/15/2042		235	272,988
ViacomCBS, Inc. 4.75%, 05/15/2025		492	566,971
4.95%, 01/15/2031		107	128,923
Weibo Corp. 3.375%, 07/08/2030		1,254	1,310,668

			5,283,259

Communications - Telecommunications – 1.3%
AT&T, Inc. 2.75%, 06/01/2031		129	138,293
4.35%, 03/01/2029		1,408	1,682,602
4.55%, 03/09/2049		715	876,747
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(c)		1,150	1,253,880
Verizon Communications, Inc. 3.00%, 03/22/2027		309	348,373
4.862%, 08/21/2046		574	821,337
Vodafone Group PLC 3.75%, 01/16/2024		2,003	2,199,374

			7,320,606

Consumer Cyclical - Automotive – 0.8%
General Motors Co. 6.125%, 10/01/2025		194	226,897
6.80%, 10/01/2027		272	332,925
General Motors Financial Co., Inc. 5.10%, 01/17/2024		1,166	1,281,107
5.20%, 03/20/2023		675	734,123
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(c)		1,326	1,392,247

	Principal Amount (000)		U.S. $ Value
Volkswagen Group of America Finance LLC 2.90%, 05/13/2022(c)	U.S.$	676	$701,215

			4,668,514

Consumer Cyclical - Entertainment – 0.2%
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(c)		394	415,126
11.50%, 06/01/2025(c)		708	779,813

			1,194,939

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		765	753,472
3.20%, 08/08/2024		446	447,699
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		92	102,255

			1,303,426

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 11/15/2048		437	567,973

Consumer Cyclical - Retailers – 0.4%
AutoNation, Inc. 4.75%, 06/01/2030		739	859,479
Ralph Lauren Corp. 2.95%, 06/15/2030		412	436,629
Ross Stores, Inc. 4.60%, 04/15/2025		103	118,642
4.70%, 04/15/2027		827	975,141

			2,389,891

Consumer Non-Cyclical – 2.9%
AbbVie, Inc. 4.875%, 11/14/2048		337	460,069
Altria Group, Inc. 3.40%, 05/06/2030		950	1,066,195
4.80%, 02/14/2029		226	272,393
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		607	781,877
5.55%, 01/23/2049		1,080	1,512,173
BAT Capital Corp. 3.215%, 09/06/2026		1,308	1,424,373
4.70%, 04/02/2027		605	705,424
Baxalta, Inc. 3.60%, 06/23/2022		209	217,811
Cigna Corp. 3.75%, 07/15/2023		212	230,868
4.125%, 11/15/2025		374	433,122
4.375%, 10/15/2028		501	604,877
Coca-Cola Co. (The) 2.95%, 03/25/2025		831	921,272
Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030		458	496,930

	Principal Amount (000)		U.S. $ Value
CVS Health Corp. 4.10%, 03/25/2025	U.S.$	1,729	$1,968,933
Gilead Sciences, Inc. 2.55%, 09/01/2020		1,360	1,362,339
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(c)		350	356,125
Mylan NV 3.95%, 06/15/2026		623	710,556
Sigma Alimentos SA de CV 4.125%, 05/02/2026(c)		209	222,805
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,151	1,287,140
Tyson Foods, Inc. 3.95%, 08/15/2024		650	723,411
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026		198	216,444
Zoetis, Inc. 3.45%, 11/13/2020		509	511,881

			16,487,018

Energy – 2.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		728	802,853
BP Capital Markets America, Inc. 3.194%, 04/06/2025		761	835,258
Cenovus Energy, Inc. 4.25%, 04/15/2027		33	31,206
Energy Transfer Operating LP 3.75%, 05/15/2030		2,118	2,099,171
5.20%, 02/01/2022		510	530,599
Eni SpA 4.25%, 05/09/2029(c)		954	1,067,850
Enterprise Products Operating LLC 5.20%, 09/01/2020		335	336,179
Exxon Mobil Corp. 1.571%, 04/15/2023		1,180	1,216,368
2.992%, 03/19/2025		835	919,068
Husky Energy, Inc. 4.40%, 04/15/2029		1,486	1,555,010
Kinder Morgan Energy Partners LP 4.15%, 03/01/2022		104	109,354
5.00%, 10/01/2021		1,200	1,245,228
Marathon Petroleum Corp. 5.125%, 03/01/2021-12/15/2026		569	628,403
Oleoducto Central SA 4.00%, 07/14/2027(c)		453	462,626
ONEOK, Inc. 5.85%, 01/15/2026		490	557,978
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		418	477,578
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		306	310,207
TransCanada PipeLines Ltd. 9.875%, 01/01/2021		930	964,484

	Principal Amount (000)		U.S. $ Value
Valero Energy Corp. 2.70%, 04/15/2023	U.S.$	672	$700,540
Williams Cos., Inc. (The) 3.90%, 01/15/2025		1,250	1,371,550
4.125%, 11/15/2020		300	300,444

			16,521,954

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		600	649,819

Services – 0.3%
Booking Holdings, Inc. 4.625%, 04/13/2030		430	524,329
Expedia Group, Inc. 6.25%, 05/01/2025(c)		76	83,026
7.00%, 05/01/2025(c)		283	305,108
S&P Global, Inc. 4.40%, 02/15/2026		611	728,086

			1,640,549

Technology – 1.3%
Analog Devices, Inc. 2.95%, 04/01/2025		96	105,197
Baidu, Inc. 3.425%, 04/07/2030		201	223,571
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		716	795,082
Broadcom, Inc. 4.11%, 09/15/2028(c)		692	781,081
4.15%, 11/15/2030(c)		1,160	1,305,963
4.25%, 04/15/2026(c)		340	384,979
4.70%, 04/15/2025(c)		88	100,644
Dell International LLC/EMC Corp. 5.45%, 06/15/2023(c)		111	122,210
6.02%, 06/15/2026(c)		974	1,140,944
Infor, Inc. 1.75%, 07/15/2025 (c)		450	463,666
Lam Research Corp. 2.80%, 06/15/2021		250	254,862
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(c)		143	152,080
Oracle Corp. 2.50%, 04/01/2025		1,140	1,233,811
Seagate HDD Cayman 4.091%, 06/01/2029(c)		200	213,294

			7,277,384

Transportation - Airlines – 0.1%
Southwest Airlines Co. 4.75%, 05/04/2023		693	723,797

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)	U.S.$	241	$266,908
5.875%, 07/05/2034(c)		319	388,681

			655,589

Transportation - Services – 0.3%
Aviation Capital Group LLC 2.875%, 01/20/2022(c)		101	99,314
3.50%, 11/01/2027(c)		123	110,141
3.875%, 05/01/2023(c)		451	442,332
4.125%, 08/01/2025(c)		7	6,682
4.375%, 01/30/2024(c)		171	167,855
4.875%, 10/01/2025(c)		246	240,610
5.50%, 12/15/2024(c)		525	537,668

			1,604,602

			76,042,117

Financial Institutions – 8.3%
Banking – 6.7%
ABN AMRO Bank NV 4.75%, 07/28/2025 (c)		200	225,248
AIB Group PLC 4.263%, 04/10/2025(c)		825	890,967
4.75%, 10/12/2023(c)		425	463,841
American Express Co. Series C 3.598% (LIBOR 3 Month + 3.285%), 09/15/2020(d) (e)		485	437,601
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(c)		600	677,838
Banco de Credito del Peru 3.125%, 07/01/2030(c)		958	950,336
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(c)		487	539,864
Banco Santander SA 5.179%, 11/19/2025		1,000	1,137,940
Bank of America Corp. 4.45%, 03/03/2026		1,750	2,021,232
Series DD 6.30%, 03/10/2026(d)		295	337,037
Series L 3.95%, 04/21/2025		2,182	2,445,673
Series Z 6.50%, 10/23/2024(d)		458	509,759
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		312	336,564
Bank of Nova Scotia (The) 2.50%, 01/08/2021		344	347,185

	Principal Amount (000)		U.S. $ Value
Banque Federative du Credit Mutuel SA 2.75%, 10/15/2020(c)	U.S.$	555	$557,575
Barclays Bank PLC 6.86%, 06/15/2032(c) (d)		137	168,574
Barclays PLC 3.684%, 01/10/2023		700	726,922
BNP Paribas SA 4.375%, 05/12/2026(c)		600	676,872
BPCE SA 5.70%, 10/22/2023(c)		213	239,088
Capital One Financial Corp. 2.60%, 05/11/2023		564	591,563
CIT Group, Inc. 5.25%, 03/07/2025		579	619,652
Citigroup, Inc. 3.106%, 04/08/2026		863	939,669
3.875%, 03/26/2025		1,293	1,434,764
5.95%, 01/30/2023(d)		257	266,509
Series Q 5.95%, 11/15/2020(d)		409	402,272
Commonwealth Bank of Australia 4.50%, 12/09/2025(c)		404	459,251
Cooperatieve Rabobank UA 4.375%, 08/04/2025		396	450,395
Danske Bank A/S 3.244%, 12/20/2025(c)		663	707,096
Discover Bank 4.682%, 08/09/2028		327	335,790
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)		334	340,119
Goldman Sachs Group, Inc. (The) 1.963% (LIBOR 3 Month + 1.60%), 11/29/2023(e)		406	416,215
2.905%, 07/24/2023		922	960,530
3.50%, 04/01/2025		591	655,023
Series P 5.00%, 11/10/2022(d)		254	241,412
HSBC Bank USA NA 4.875%, 08/24/2020		535	536,027
HSBC Holdings PLC 4.041%, 03/13/2028		787	879,520
4.25%, 03/14/2024		266	291,084
4.292%, 09/12/2026		377	422,447
JPMorgan Chase & Co. 2.083%, 04/22/2026		834	875,191
2.295%, 08/15/2021		322	327,867
3.22%, 03/01/2025		186	201,278
4.25%, 10/15/2020		55	55,425
Mastercard, Inc. 3.30%, 03/26/2027		449	518,429
Morgan Stanley 3.737%, 04/24/2024		1,196	1,292,314
5.00%, 11/24/2025		187	222,365
Series G 4.35%, 09/08/2026		929	1,086,400

	Principal Amount (000)		U.S. $ Value
5.50%, 07/28/2021	U.S.$	456	$478,823
Series J 4.085% (LIBOR 3 Month + 3.81%), 10/15/2020(d) (e)		195	189,322
Nationwide Building Society 4.00%, 09/14/2026(c)		820	901,360
Natwest Group PLC 8.625%, 08/15/2021(d)		480	502,939
Series U 2.628% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)		600	567,162
PNC Bank NA 3.80%, 07/25/2023		940	1,025,051
Santander Holdings USA, Inc. 4.40%, 07/13/2027		424	471,840
Standard Chartered PLC 1.778% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	324,928
7.50%, 04/02/2022(c) (d)		380	394,144
State Street Corp. 2.901%, 03/30/2026(c)		85	92,890
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		1,060	1,146,814
UBS AG/Stamford CT 7.625%, 08/17/2022		465	519,275
UBS Group AG 7.125%, 08/10/2021(c) (d)		812	837,773
US Bancorp Series J 5.30%, 04/15/2027(d)		427	445,254
Wells Fargo & Co. 2.188%, 04/30/2026		837	874,322

			37,990,620

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(d)		554	607,860

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		176	167,325
3.30%, 01/23/2023		176	174,113
3.65%, 07/21/2027		176	159,929
4.125%, 07/03/2023		176	176,306
4.50%, 09/15/2023		488	495,642
6.50%, 07/15/2025		209	224,082
Air Lease Corp. 3.875%, 07/03/2023		101	103,253
4.25%, 02/01/2024		431	445,913
GE Capital Funding LLC 4.40%, 05/15/2030(c)		317	334,143

	Principal Amount (000)		U.S. $ Value
Synchrony Financial 4.50%, 07/23/2025	U.S.$	1,875	$2,030,869

			4,311,575

Insurance – 0.6%
Alleghany Corp. 3.625%, 05/15/2030		1,257	1,400,348
Centene Corp. 4.25%, 12/15/2027		208	221,532
4.625%, 12/15/2029		237	264,679
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		183	263,513
MetLife, Inc. 5.70%, 06/15/2035		90	135,615
Nationwide Financial Services, Inc. 5.375%, 03/25/2021(c)		360	369,472
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)		125	211,249
Voya Financial, Inc. 5.65%, 05/15/2053		335	349,455

			3,215,863

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		233	226,180

REITS – 0.1%
Welltower, Inc. 2.75%, 01/15/2031		212	216,770
3.10%, 01/15/2030		168	176,286
3.625%, 03/15/2024		101	109,608
4.00%, 06/01/2025		232	259,228

			761,892

			47,113,990

Utility – 0.6%
Electric – 0.6%
CMS Energy Corp. 5.05%, 03/15/2022		144	152,349
Colbun SA 3.15%, 03/06/2030(c)		400	415,625
Enel Chile SA 4.875%, 06/12/2028		821	955,439
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(c)		620	697,306
Kentucky Utilities Co. 3.30%, 06/01/2050		513	605,084
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		231	252,471

			3,078,274

		Principal Amount (000)	U.S. $ Value

Total Corporates - Investment Grade (cost $117,378,160)			$126,234,381

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.4%
Non-Agency Fixed Rate CMBS – 6.8%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)	U.S.$	520	459,757
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		1,210	1,373,926
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		730	791,389
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(c)		885	933,059
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B 3.732%, 04/10/2046		915	947,383
Series 2013-GC11, Class D 4.418%, 04/10/2046(c)		191	175,961
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,382	1,482,067
Series 2015-GC35, Class A4 3.818%, 11/10/2048		450	503,035
Series 2016-C1, Class A4 3.209%, 05/10/2049		775	848,743
Series 2016-GC36, Class A5 3.616%, 02/10/2049		565	628,720
Series 2017-P8, Class AS 3.789%, 09/15/2050		526	588,170
Commercial Mortgage Trust
Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)		142	141,053
Series 2015-3BP, Class A 3.178%, 02/10/2035(c)		250	267,338
Series 2015-CR24, Class A5 3.696%, 08/10/2048		590	655,538
Series 2015-CR25, Class A4 3.759%, 08/10/2048		1,155	1,273,183
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,220	1,319,260
Series 2015-PC1, Class A5 3.902%, 07/10/2050		745	822,267
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4 3.504%, 06/15/2057		475	515,139
Series 2015-C3, Class A4 3.718%, 08/15/2048		395	434,688
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,853	2,051,404
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.389%, 08/10/2044(c)		110	83,532

		Principal Amount (000)	U.S. $ Value
Series 2013-G1, Class A1 2.059%, 04/10/2031(c)	U.S.$	231	$232,532
Series 2014-GC18, Class D 4.989%, 01/10/2047(c)		393	316,727
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,072	1,169,608
Series 2015-GC28, Class A5 3.396%, 02/10/2048		1,300	1,410,103
Series 2018-GS9, Class A4 3.992%, 03/10/2051		1,150	1,318,764
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.425%, 08/15/2046(c)		129	105,608
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		1,220	1,330,858
Series 2014-C21, Class B 4.341%, 08/15/2047		314	324,603
Series 2014-C22, Class XA 0.833%, 09/15/2047(f)		20,028	562,259
Series 2015-C30, Class A5 3.822%, 07/15/2048		585	653,555
Series 2015-C31, Class A3 3.801%, 08/15/2048		990	1,106,468
Series 2015-C33, Class A4 3.77%, 12/15/2048		1,150	1,289,612
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.063%, 09/15/2050(f)		8,904	464,583
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		134	77,021
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.069%, 10/15/2048(f)		10,667	445,507
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.501%, 09/15/2047(c)		100	99,444
Series 2016-UB12, Class A4 3.596%, 12/15/2049		870	973,680
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051		1,200	1,413,258
Series 2018-C8, Class A4 3.983%, 02/15/2051		990	1,141,330
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,800	2,072,654
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,309	2,392,308
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class A5 3.451%, 02/15/2048		1,160	1,263,565

	Principal Amount (000)		U.S. $ Value
Series 2015-SG1, Class C 4.464%, 09/15/2048	U.S.$	537	$489,811
Series 2016-LC25, Class C 4.418%, 12/15/2059		330	297,138
Series 2016-NXS6, Class A4 2.918%, 11/15/2049		900	969,805
Series 2016-NXS6, Class C 4.314%, 11/15/2049		525	516,990
Series 2018-C48, Class A5 4.302%, 01/15/2052		145	173,375

			38,906,778

Non-Agency Floating Rate CMBS – 2.6%
Ashford Hospitality Trust Series 2018-ASHF, Class A 1.075% (LIBOR 1 Month + 0.90%), 04/15/2035(c) (e)		891	832,628
Series 2018-KEYS, Class A 1.175% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		1,250	1,174,769
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.175% (LIBOR 1 Month + 1.00%), 11/15/2033(e) (g)		1,755	1,661,845
BFLD Series 2019-DPLO, Class D 2.015% (LIBOR 1 Month + 1.84%), 10/15/2034(c) (e)		468	421,203
BHMS Series 2018-ATLS, Class A 1.425% (LIBOR 1 Month + 1.25%), 07/15/2035(e) (g)		1,001	953,269
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.995% (LIBOR 1 Month + 0.82%), 06/15/2035(c) (e)		1,000	950,590
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.175% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (e)		766	735,414
BX Trust Series 2018-EXCL, Class A 1.262% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (e)		1,130	1,029,668
CLNY Trust Series 2019-IKPR, Class D 2.20% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (e)		1,000	844,628
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.217% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (e)		1,042	1,002,399
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.375% (LIBOR 1 Month + 1.20%), 06/15/2038(c) (e)		1,368	1,330,016

	Principal Amount (000)		U.S. $ Value
Series 2019-SMP, Class A 1.325% (LIBOR 1 Month + 1.15%), 08/15/2032(c) (e)	U.S.$	1,125	$1,080,011
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.027% (LIBOR 1 Month + 1.85%), 01/16/2037(c) (e)		149	135,315
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.125% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (g)		182	165,598
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.958% (LIBOR 1 Month + 0.78%), 07/15/2033(c) (e)		1,200	1,174,554
Series 2019-MILE, Class A 1.675% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (e)		461	455,291
Starwood Retail Property Trust Series 2014-STAR, Class A 1.645% (LIBOR 1 Month + 1.47%), 11/15/2027(c) (e)		961	658,061

			14,605,259

Total Commercial Mortgage-Backed Securities (cost $52,417,370)			53,512,037

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.5%
Risk Share Floating Rate – 4.4%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.522% (LIBOR 1 Month + 1.35%), 08/25/2028(c) (e)		131	129,917
Series 2018-3A, Class M1B 2.022% (LIBOR 1 Month + 1.85%), 10/25/2028(c) (e)		412	408,223
Series 2019-1A, Class M1B 1.922% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		945	931,707
Series 2019-2A, Class M1C 2.172% (LIBOR 1 Month + 2.00%), 04/25/2029(c) (e)		707	695,815
Series 2019-3A, Class M1B 1.772% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		660	639,857
Series 2019-3A, Class M1C 2.122% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		480	448,352
Series 2019-4A, Class M1B 2.172% (LIBOR 1 Month + 2.00%), 10/25/2029(c) (e)		965	928,722

	Principal Amount (000)		U.S. $ Value
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.572% (LIBOR 1 Month + 2.40%), 04/25/2031(c) (e)	U.S.$	421	$414,735
Series 2019-R02, Class 1M2 2.472% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (e)		294	289,483
Series 2019-R03, Class 1M2 2.322% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (e)		153	149,522
Series 2019-R04, Class 2M2 2.272% (LIBOR 1 Month + 2.10%), 06/25/2039(c) (e)		548	540,635
Series 2019-R05, Class 1M2 2.172% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (e)		329	323,123
Series 2019-R06, Class 2M2 2.272% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (e)		671	661,061
Series 2019-R07, Class 1M2 2.272% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (e)		1,280	1,250,329
Series 2020-R01, Class 1M2 2.222% (LIBOR 1 Month + 2.05%), 01/25/2040(c) (e)		1,270	1,205,093
Eagle Re Ltd. Series 2020-1, Class M1A 1.072% (LIBOR 1 Month + 0.90%), 01/25/2030(c) (e)		1,100	1,084,047
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 2.222% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (e)		71	68,124
Series 2019-DNA4, Class M2 2.122% (LIBOR 1 Month + 1.95%), 10/25/2049(c) (e)		802	784,899
Series 2019-FTR2, Class M2 2.322% (LIBOR 1 Month + 2.15%), 11/25/2048(c) (e)		515	483,519
Series 2019-HQA3, Class M2 2.022% (LIBOR 1 Month + 1.85%), 09/25/2049(c) (e)		454	434,793
Series 2020-DNA1, Class M2 1.872% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (e)		950	907,092
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 4.972% (LIBOR 1 Month + 4.80%), 05/25/2028(e)		239	244,788
Series 2017-DNA1, Class M2 3.422% (LIBOR 1 Month + 3.25%), 07/25/2029(e)		1,270	1,272,460

	Principal Amount (000)		U.S. $ Value
Series 2017-DNA3, Class M2 2.672% (LIBOR 1 Month + 2.50%), 03/25/2030(e)	U.S.$	900	$892,043
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.072% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		305	307,973
Series 2015-C01, Class 1M2 4.472% (LIBOR 1 Month + 4.30%), 02/25/2025(e)		689	693,741
Series 2015-C01, Class 2M2 4.722% (LIBOR 1 Month + 4.55%), 02/25/2025(e)		109	110,530
Series 2015-C02, Class 1M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		335	336,150
Series 2015-C02, Class 2M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		139	140,769
Series 2015-C03, Class 1M2 5.172% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		331	333,936
Series 2015-C03, Class 2M2 5.172% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		245	247,599
Series 2015-C04, Class 1M2 5.872% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		630	656,807
Series 2016-C05, Class 2M2 4.622% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		708	719,586
Series 2016-C06, Class 1M2 4.422% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		302	308,486
Series 2016-C07, Class 2M2 4.522% (LIBOR 1 Month + 4.35%), 05/25/2029(e)		941	961,075
Series 2017-C03, Class 1M2 3.172% (LIBOR 1 Month + 3.00%), 10/25/2029(e)		580	574,913
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.072% (LIBOR 1 Month + 1.90%), 11/26/2029(c) (e)		805	774,440
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.166% (LIBOR 1 Month + 2.00%), 03/27/2024(e) (g)		328	307,626
Series 2019-2R, Class A 2.916% (LIBOR 1 Month + 2.75%), 05/27/2023(e) (g)		619	598,578
Series 2019-3R, Class A 2.866% (LIBOR 1 Month + 2.70%), 10/27/2022(e) (g)		204	198,067

	Principal Amount (000)		U.S. $ Value
Series 2020-1R, Class A 2.516% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (g)	U.S.$	728	$675,894
Radnor Re Ltd.
Series 2019-1, Class M1B 2.122% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		586	574,064
Series 2019-2, Class M1B 1.922% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		723	714,308
Series 2020-1, Class M1A 1.122% (LIBOR 1 Month + 0.95%), 02/25/2030(c) (e)		391	387,004

			24,809,885

Agency Floating Rate – 1.1%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD 6.425% (6.60% – LIBOR 1 Month), 11/15/2041(e) (h)		3,591	708,916
Series 4693, Class SL 5.975% (6.15% – LIBOR 1 Month), 06/15/2047(e) (h)		2,116	482,751
Series 4727, Class SA 6.025% (6.20% – LIBOR 1 Month), 11/15/2047(e) (h)		2,385	465,899
Series 4954, Class SL 5.875% (6.05% – LIBOR 1 Month), 02/25/2050(e) (h)		3,178	596,476
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.368% (6.54% – LIBOR 1 Month), 12/25/2041(e) (h)		1,049	249,247
Series 2014-17, Class SA 5.878% (6.05% – LIBOR 1 Month), 04/25/2044(e) (h)		2,617	668,775
Series 2014-78, Class SE 5.928% (6.10% – LIBOR 1 Month), 12/25/2044(e) (h)		1,731	342,836
Series 2016-77, Class DS 5.828% (6.00% – LIBOR 1 Month), 10/25/2046(e) (h)		1,934	398,824
Series 2017-62, Class AS 5.978% (6.15% – LIBOR 1 Month), 08/25/2047(e) (h)		2,054	374,135
Series 2017-81, Class SA 6.028% (6.20% – LIBOR 1 Month), 10/25/2047(e) (h)		2,277	510,438
Series 2017-97, Class LS 6.028% (6.20% – LIBOR 1 Month), 12/25/2047(e) (h)		2,340	599,406
Government National Mortgage Association Series 2017-122, Class SA

	Principal Amount (000)		U.S. $ Value
6.013% (6.20% – LIBOR 1 Month), 08/20/2047(e) (h)	U.S.$	1,567	$314,295
Series 2017-134, Class MS 6.013% (6.20% – LIBOR 1 Month), 09/20/2047(e) (h)		1,545	341,198

			6,053,196

Non-Agency Floating Rate – 0.0%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.272% (LIBOR 1 Month + 2.10%), 04/25/2047 (c) (e)		283	282,925

Total Collateralized Mortgage Obligations (cost $31,266,534)			31,146,006

ASSET - BACKED SECURITIES – 3.1%
Autos - Fixed Rate – 1.9%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(c)		1,760	1,786,428
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,425	1,453,911
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 02/15/2023 (c)		196	197,659
First Investors Auto Owner Trust Series 2019-1A, Class B 3.02%, 03/17/2025(c)		1,200	1,235,374
Series 2020-1A, Class A 1.49%, 01/15/2025(c)		739	746,948
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/2023(c)		325	337,917
Series 2016-4, Class D 3.89%, 11/15/2022(c)		330	337,513
Series 2018-3, Class B 3.59%, 12/16/2024(c)		1,200	1,227,711
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.67%, 09/25/2021(c)		678	677,731
Series 2017-1A, Class A 2.96%, 10/25/2021(c)		1,031	1,031,906
Series 2019-1A, Class A 3.71%, 03/25/2023(c)		813	812,299
Series 2019-2A, Class A 3.42%, 05/25/2025(c)		683	681,809

			10,527,206

Credit Cards - Fixed Rate – 0.8%
World Financial Network Credit Card Master Trust Series 2018-A, Class A 3.07%, 12/16/2024		1,675	1,694,798
Series 2018-B, Class A

	Principal Amount (000)		U.S. $ Value
3.46%, 07/15/2025	U.S.$	850	$873,726
Series 2018-B, Class M 3.81%, 07/15/2025		935	946,371
Series 2019-B, Class M 3.04%, 04/15/2026		1,070	1,091,921

			4,606,816

Other ABS - Fixed Rate – 0.4%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(c)		230	229,970
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 07/15/2025(c)		27	27,382
Marlette Funding Trust Series 2018-4A, Class A 3.71%, 12/15/2028(c)		265	266,375
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(c)		200	201,426
SoFi Consumer Loan Program LLC Series 2016-2, Class A 3.09%, 10/27/2025(c)		3	2,772
Series 2017-2, Class A 3.28%, 02/25/2026(c)		104	104,149
Series 2017-5, Class A2 2.78%, 09/25/2026(c)		364	368,131
Series 2017-6, Class A2 2.82%, 11/25/2026(c)		352	354,954
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(c)		767	775,953

			2,331,112

Total Asset-Backed Securities (cost $17,213,424)			17,465,134

CORPORATES - NON-INVESTMENT GRADE – 1.9%
Industrial – 1.0%
Capital Goods – 0.1%
TransDigm, Inc. 6.25%, 03/15/2026 (c)		512	540,288

Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(c)		656	668,038
5.00%, 02/01/2028(c)		702	744,899
CSC Holdings LLC 6.75%, 11/15/2021		145	153,904

			1,566,841

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026 (c)	EUR	191	$225,083

Consumer Cyclical - Other – 0.1%
International Game Technology PLC 6.25%, 02/15/2022(c)	U.S.$	207	216,280
6.50%, 02/15/2025(c)		460	494,440

			710,720

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(c)		1,160	1,185,659

Energy – 0.3%
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		618	627,795
5.875%, 03/15/2028		640	668,167
Transocean Poseidon Ltd. 6.875%, 02/01/2027(c)		388	349,914

			1,645,876

			5,874,467

Financial Institutions – 0.9%
Banking – 0.7%
Credit Suisse Group AG 6.375%, 08/21/2026(c) (d)		320	336,339
7.50%, 07/17/2023-12/11/2023(c) (d)		1,356	1,442,387
Discover Financial Services Series D 6.125%, 06/23/2025(d)		1,667	1,769,504

			3,548,230

Finance – 0.2%
Navient Corp. 6.125%, 03/25/2024		722	749,718
6.625%, 07/26/2021		415	425,869
7.25%, 01/25/2022		54	56,759
			1,232,346

			4,780,576

Total Corporates - Non-Investment Grade (cost $10,297,835)			10,655,043

EMERGING MARKETS - TREASURIES – 1.9%
South Africa – 1.9%

Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $10,095,064)	ZAR	195,906	10,573,111

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO - Floating Rate – 1.2%
Dryden CLO Ltd. Series 2020-77A, Class A 2.374% (LIBOR 3 Month + 2.00%), 05/20/2031(c) (e)	U.S.$	700	$702,745
Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)		880	830,070
Series 2020-78A, Class D 4.267% (LIBOR 3 Month + 3.00%), 04/17/2033(c) (e)		460	424,056
Elevation CLO Ltd. Series 2020-11A, Class C 3.523% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (e)		780	743,362
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.308% (LIBOR 3 Month + 1.90%), 04/20/2031(c) (e)		1,024	1,027,719
Kayne CLO Ltd. Series 2020-7A, Class C 3.407% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (e)		400	385,625
Magnetite CLO Ltd. Series 2020-26A, Class A 1.949% (LIBOR 3 Month + 1.75%), 07/15/2030(c) (e)		1,485	1,488,691
OCP CLO Ltd. Series 2020-18A, Class A 2.053% (LIBOR 3 Month + 1.80%), 04/20/2030 (c) (e)		1,022	1,023,359
Voya CLO Ltd. Series 2019-1A, Class DR 3.125% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (e)		340	298,166

Total Collateralized Loan Obligations (cost $7,091,289)			6,923,793

GOVERNMENTS - SOVEREIGN BONDS – 1.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		523	542,089

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050		656	816,105

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		723	783,732

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026		349	371,685

	Principal Amount (000)		U.S. $ Value

Qatar – 0.2%
Qatar Government International Bond 3.40%, 04/16/2025(c)	U.S.$	741	$817,416

Saudi Arabia – 0.2%
Saudi Government International Bond 2.90%, 10/22/2025(c)		1,112	1,192,620

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(c)		643	684,795
3.875%, 04/16/2050(c)		550	686,125

			1,370,920

Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031		238	292,372

Total Governments - Sovereign Bonds (cost $5,534,025)			6,186,939

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(c)		655	705,148
3.75%, 01/15/2031(c)		202	228,765
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(c)		200	222,500

			1,156,413

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(c)		435	479,044
Pertamina Persero PT 6.45%, 05/30/2044(c)		575	797,813
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.15%, 05/21/2048(c)		305	411,273

			1,688,130

Malaysia – 0.2%
Petronas Capital Ltd. 4.55%, 04/21/2050(c)		705	964,329

Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047		529	429,813
6.84%, 01/23/2030(c)		258	238,932

			668,745

Total Quasi-Sovereigns (cost $3,867,554)			4,477,617

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)	U.S.$	600	$555,750
Industrias Penoles SAB de CV 4.75%, 08/06/2050(c)		343	355,345

			911,095

Capital Goods – 0.1%
Cemex SAB de CV 7.375%, 06/05/2027(c)		308	328,362
Embraer Netherlands Finance BV 5.40%, 02/01/2027		590	537,269
Odebrecht Finance Ltd. 5.25%, 06/27/2029(c) (i) (j)		426	17,040

			882,671

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		427	421,662

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		328	326,155
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (i) (k)		655	6,550

			332,705

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(c)		458	480,900

			3,029,033

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		89	89,784

Total Emerging Markets - Corporate Bonds (cost $3,927,501)			3,118,817

GOVERNMENTS - TREASURIES – 0.3%
Malaysia – 0.3%
Malaysia Government Bond Series 117 3.882%, 03/10/2022 (cost $1,602,814)	MYR	6,633	1,614,175

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023	U.S.$	660	668,408

	Principal Amount (000)		U.S. $ Value
State of California 5.70%, 11/01/2021	U.S.$	825	$879,087

Total Local Governments - US Municipal Bonds (cost $1,537,576)			1,547,495

EMERGING MARKETS - SOVEREIGNS – 0.2%
Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		781	791,934

Egypt – 0.1%
Egypt Government International Bond 6.125%, 01/31/2022(c)		255	261,056

Total Emerging Markets - Sovereigns (cost $1,031,633)			1,052,990

	Shares

COMMON STOCKS – 0.0%
Financials – 0.0%
Insurance – 0.0%
Mt Logan Re Ltd. (Preference Shares)(i) (l) (m) (cost $260,000)		260	257,950

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Oct 2020; Contracts: 11,650,000; Exercise Rate: 1.02%; Counterparty: Bank of America, NA(i)	USD	11,650,000	170,812
IRS Swaption Expiration: Sep 2020; Contracts: 10,010,000; Exercise Rate: 1.23%; Counterparty: JPMorgan Chase Bank, NA(i)		10,010,000	24,466

Total Options Purchased - Puts (premiums paid $862,423)			195,278

	Shares

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(n) (o) (p) (cost $16,577,112)		16,577,112	16,577,112

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Bills – 0.1%
U.S. Treasury Bill Zero Coupon, 09/10/2020(b) (cost $349,965)	U.S.$	350	$349,967

Total Short-Term Investments (cost $16,927,077)			16,927,079

Total Investments – 147.1% (cost $782,098,281)(q)			833,328,188
Other assets less liabilities – (47.1)%			(266,881,408)

Net Assets – 100.0%			$566,446,780

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	32	September 2020	$5,096,000	$86,613
U.S. T-Note 5 Yr (CBT) Futures	535	September 2020	67,476,875	710,133
Sold Contracts
10 Yr Japan Bond (OSE) Futures	4	September 2020	5,757,688	(11,549)
U.S. T-Note 2 Yr (CBT) Futures	41	September 2020	9,060,358	(7,416)
U.S. T-Note 10 Yr (CBT) Futures	545	September 2020	76,342,578	(814,269)
U.S. Ultra Bond (CBT) Futures	45	September 2020	10,245,938	(337,057)

				$(373,545)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,633	EUR	4,840	08/06/2020	$68,679
BNP Paribas SA	AUD	23,739	USD	16,854	08/13/2020	(106,675)
Goldman Sachs Bank USA	CAD	5,283	USD	3,809	08/06/2020	(134,804)
Goldman Sachs Bank USA	MYR	6,876	USD	1,675	08/13/2020	50,662
JPMorgan Chase Bank, NA	ZAR	183,128	USD	11,024	09/03/2020	345,996
Morgan Stanley Capital Services, Inc.	JPY	502,358	USD	4,615	08/07/2020	(131,256)
Natwest Markets PLC	USD	10,914	EUR	9,402	08/06/2020	161,521
State Street Bank & Trust Co.	EUR	1,033	USD	1,169	08/06/2020	(48,265)
State Street Bank & Trust Co.	USD	8	SEK	75	10/16/2020	338

						$206,196

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Bank of America, NA	0.52%	10/28/2020	USD	11,650	$377,387	$(166,343)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	0.23	09/23/2020	USD	10,010	430,430	(21,140)

							$807,817	$(187,483)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	(1.00)%	Quarterly	0.70%	USD	119,860	$(1,889,475)	$542,335	$(2,431,810)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	(1.00)	Quarterly	0.44	USD	29,050	(827,912)	(671,833)	(156,079)

						$(2,717,387)	$(129,498)	$(2,587,889)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	64,600	02/26/2022	CPI#	1.440%	Maturity	$974,491	$—	$974,491
USD	38,550	02/28/2022	CPI#	1.352%	Maturity	510,283	—	510,283
USD	4,500	07/15/2022	1.484%	CPI#	Maturity	(53,781)	—	(53,781)
USD	11,250	07/15/2022	1.575%	CPI#	Maturity	(166,117)	—	(166,117)
USD	9,450	07/15/2022	1.758%	CPI#	Maturity	(182,198)	—	(182,198)
USD	12,000	07/15/2022	1.850%	CPI#	Maturity	(278,216)	—	(278,216)
USD	21,500	07/15/2022	1.851%	CPI#	Maturity	(499,606)	—	(499,606)
USD	9,000	07/15/2023	1.902%	CPI#	Maturity	(255,928)	—	(255,928)
USD	3,000	01/15/2024	1.599%	CPI#	Maturity	(40,367)	—	(40,367)
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	(974,041)	—	(974,041)
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	(456,413)	—	(456,413)

						$(1,421,893)	$—	$(1,421,893)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	49,600	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$480,036	$181	$479,855
SEK	217,650	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(290,771)	143	(290,914)
CAD	47,597	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	2,039,636	94	2,039,542
CAD	34,186	03/24/2025	3 Month CDOR	0.958%	Semi-Annual/ Semi-Annual	297,195	361	296,834
USD	117,740	06/09/2025	0.512%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,521,293)	—	(1,521,293)
USD	1,160	06/09/2025	2.488%	3 Month LIBOR	Semi-Annual/ Quarterly	(129,594)	—	(129,594)
USD	2,106	08/04/2025	2.293%	3 Month LIBOR	Semi-Annual/ Quarterly	(235,481)	—	(235,481)
USD	5,400	10/04/2026	1.487%	3 Month LIBOR	Semi-Annual/ Quarterly	(410,656)	—	(410,656)
USD	1,080	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	(92,511)	—	(92,511)
USD	1,080	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(93,422)	—	(93,422)
USD	7,030	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,026,776)	—	(1,026,776)
USD	20,920	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	(272,558)	—	(272,558)
USD	715	07/12/2027	2.355%	3 Month LIBOR	Semi-Annual/ Quarterly	(98,853)	—	(98,853)
USD	5,395	06/04/2029	2.150%	3 Month LIBOR	Semi-Annual/ Quarterly	(808,195)	—	(808,195)
USD	3,170	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	(333,618)	—	(333,618)
USD	1,490	11/10/2035	2.631%	3 Month LIBOR	Semi-Annual/ Quarterly	(440,208)	—	(440,208)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	10,080	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	$(1,814,854)	$32	$(1,814,886)

						$(4,751,923)	$811	$(4,752,734)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	7.70%	USD	683	$136,554	$53,711	$82,843
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	1,367	273,309	101,217	172,092
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	1,367	273,309	97,770	175,539
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	1,683	336,488	116,308	220,180
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	346	69,177	23,266	45,911
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	346	69,177	23,266	45,911
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	328	65,579	22,550	43,029
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	708	141,612	144,989	(3,377)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	707	141,412	144,673	(3,261)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	2,682	536,445	552,839	(16,394)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	1,341	268,334	271,302	(2,968)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	7.70%	USD	536	$107,254	$107,464	$(210)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	541	108,209	112,222	(4,013)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	664	132,811	117,199	15,612
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	708	141,612	147,065	(5,453)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	354	70,806	69,894	912
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	723	(234,722)	(88,216)	(146,506)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	248	(80,513)	(32,427)	(48,086)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	210	(68,176)	(28,110)	(40,066)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	547	(177,583)	(82,790)	(94,793)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	67	(21,752)	(10,640)	(11,112)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	209	(67,852)	(30,709)	(37,143)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	475	(154,248)	(53,613)	(100,635)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	683	(221,793)	(77,090)	(144,703)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	950	(308,497)	(104,858)	(203,639)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,367	(443,910)	(150,884)	(293,026)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	953	$(309,471)	$(103,123)	$(206,348)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	376	(122,099)	(39,887)	(82,212)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	340	(110,409)	(42,530)	(67,879)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	292	(94,822)	(36,526)	(58,296)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	475	(154,248)	(59,417)	(94,831)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	335	(108,786)	(43,285)	(65,501)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	69	(22,407)	(8,761)	(13,646)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	653	(212,106)	(77,635)	(134,471)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	195	(63,339)	(23,183)	(40,156)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	100	(32,465)	(10,028)	(22,437)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	1,145	(135,339)	(25,106)	(110,233)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	130	(42,205)	(10,394)	(31,811)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	169	(54,866)	(13,799)	(41,067)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	326	(105,836)	(30,665)	(75,171)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	122	(39,607)	(14,660)	(24,947)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	471	(152,910)	(30,040)	(122,870)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	138	$(44,802)	$(9,407)	$(35,395)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	226	(73,371)	(33,055)	(40,316)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	139	(45,138)	(17,002)	(28,136)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	5	(1,624)	(616)	(1,008)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	436	(141,548)	(30,839)	(110,709)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	130	(42,205)	(16,151)	(26,054)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	662	(214,919)	(45,743)	(169,176)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	714	(231,800)	(40,405)	(191,395)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	464	(150,638)	(37,628)	(113,010)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	30	(9,739)	(3,467)	(6,272)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	150	(48,697)	(18,635)	(30,062)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	217	(70,449)	(24,472)	(45,977)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	218	(70,774)	(24,575)	(46,199)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	247	(80,189)	(26,235)	(53,954)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	710	(230,502)	(80,600)	(149,902)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,300	(422,045)	(151,389)	(270,656)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	1,000	$(324,733)	$(130,525)	$(194,208)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	178	(57,787)	(15,164)	(42,623)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	15	(4,869)	(1,325)	(3,544)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	30	(9,740)	(2,700)	(7,040)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	30	(9,739)	(2,921)	(6,818)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	59	(19,155)	(6,280)	(12,875)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	322	(104,537)	(43,205)	(61,332)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	166	(53,892)	(17,437)	(36,455)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	598	(194,140)	(90,629)	(103,511)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	371	(120,445)	(59,783)	(60,662)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	517	(167,844)	(84,509)	(83,335)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	15	(4,870)	(2,246)	(2,624)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	27	(8,768)	(3,414)	(5,354)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	118	(38,309)	(14,846)	(23,463)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	691	(224,333)	(83,548)	(140,785)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	241	(78,240)	(29,396)	(48,844)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	122	$(39,608)	$(11,703)	$(27,905)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	28	(9,090)	(2,693)	(6,397)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	30	(9,739)	(2,886)	(6,853)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,100	(357,115)	(160,275)	(196,840)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	191	(62,008)	(13,279)	(48,729)

						$(4,445,274)	$(461,624)	$(3,983,650)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	23,800	07/15/2023	1.848%	CPI#	Maturity	$(607,530)	$—	$(607,530)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	595	03/06/2042	2.804%	3 Month LIBOR	Semi-Annual/ Quarterly	$(258,088)	$—	$(258,088)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Barclays Bank PLC
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Maturity/ Quarterly	USD	21,362	09/20/2020	$(494,863)
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Maturity/ Quarterly	USD	21,353	12/20/2020	(485,600)

						$(980,463)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2020
HSBC Bank USA†	0.15%	—	$29,948,058
HSBC Bank USA†	0.15%	—	23,936,764
HSBC Bank USA†	0.15%	—	7,513,137
HSBC Bank USA†	0.15%	—	43,038,402
HSBC Bank USA†	0.15%	—	26,714,537
JPMorgan Chase Bank†	0.11%	—	41,363,924
JPMorgan Chase Bank†	0.14%	—	66,394,617
JPMorgan Chase Bank†	0.18%	—	22,106,088

			$261,015,527

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2020.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$261,015,527	$0	$0	$0	$261,015,527

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $97,902,476 or 17.3% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(f)	IO - Interest Only.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.83% of net assets as of July 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.175%, 11/15/2033	12/04/2017	$1,755,000	$1,661,845	0.29%
BHMS Series 2018-ATLS, Class A 1.425%, 07/15/2035	07/13/2018	1,000,967	953,269	0.17%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.125%, 11/15/2026	11/16/2015	181,914	165,598	0.03%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.166%, 03/27/2024	03/21/2019	$327,716	$307,626	0.05%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.916%, 05/27/2023	06/07/2019	619,445	598,578	0.11%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.866%, 10/27/2022	10/11/2012	204,373	198,067	0.04%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.516%, 02/27/2023	02/11/2000	727,983	675,894	0.12%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	89,000	89,784	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/27/2014	363,153	6,550	0.00%

(h)	Inverse interest only security.
(i)	Non-income producing security.
(j)	Defaulted.
(k)	Defaulted matured security.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd.(Preference Shares)	12/30/2014	$260,000	$257,950	0.05%

(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,663,783 and gross unrealized depreciation of investments was $(25,573,138), resulting in net unrealized appreciation of $37,090,645.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

JPY – Japanese Yen

MYR – Malaysian Ringgit

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rates

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$541,440,343	$—	$541,440,343
Corporates - Investment Grade	—	126,234,381	—	126,234,381
Commercial Mortgage-Backed Securities	—	53,512,037	—	53,512,037
Collateralized Mortgage Obligations	—	31,146,006	—	31,146,006
Asset-Backed Securities	—	17,465,134	—	17,465,134
Corporates - Non-Investment Grade	—	10,655,043	—	10,655,043
Emerging Markets - Treasuries	—	10,573,111	—	10,573,111
Collateralized Loan Obligations	—	6,923,793	—	6,923,793
Governments - Sovereign Bonds	—	6,186,939	—	6,186,939
Quasi-Sovereigns	—	4,477,617	—	4,477,617
Emerging Markets - Corporate Bonds	—	3,118,817	—	3,118,817
Governments - Treasuries	—	1,614,175	—	1,614,175
Local Governments - US Municipal Bonds	—	1,547,495	—	1,547,495
Emerging Markets - Sovereigns	—	1,052,990	—	1,052,990
Common Stocks	—	—	257,950	257,950
Options Purchased - Puts	—	195,278	—	195,278
Short-Term Investments:
Investment Companies	16,577,112	—	—	16,577,112
U.S. Treasury Bills	—	349,967	—	349,967
Total Investments in Securities	16,577,112	816,493,126	257,950	833,328,188
Other Financial Instruments(a):

Assets:
Futures	796,746	—	—	796,746
Forward Currency Exchange Contracts	—	627,196	—	627,196
Centrally Cleared Inflation (CPI) Swaps	—	1,484,774	—	1,484,774
Centrally Cleared Interest Rate Swaps	—	2,816,867	—	2,816,867
Credit Default Swaps	—	2,872,088	—	2,872,088
Liabilities:
Futures	(1,170,291)	—	—	(1,170,291)
Forward Currency Exchange Contracts	—	(421,000)	—	(421,000)
Interest Rate Swaptions Written	—	(187,483)	—	(187,483)
Centrally Cleared Credit Default Swaps	—	(2,717,387)	—	(2,717,387)
Centrally Cleared Inflation (CPI) Swaps	—	(2,906,667)	—	(2,906,667)
Centrally Cleared Interest Rate Swaps	—	(7,568,790)	—	(7,568,790)
Credit Default Swaps	—	(7,317,362)	—	(7,317,362)
Inflation (CPI) Swaps	—	(607,530)	—	(607,530)
Interest Rate Swaps	—	(258,088)	—	(258,088)
Total Return Swaps		(980,463)		(980,463)
Reverse Repurchase Agreements	(261,015,527)	—	—	(261,015,527)

Total	$(244,811,960)	$801,329,281	$257,950	$556,775,271

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,423	$291,388	$278,234	$16,577	$27